   SCHWAB MARKETTRACK PORTFOLIOS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   February 28, 2007
   As amended October 19, 2007

   - Schwab MarketTrack All Equity Portfolio TM
   - Schwab MarketTrack Growth Portfolio TM
   - Schwab MarketTrack Balanced Portfolio TM
   - Schwab MarketTrack Conservative Portfolio TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MARKETTRACK PORTFOLIOS(R)


       ABOUT THE PORTFOLIOS

          All Equity Portfolio.....................................    2

          Growth Portfolio.........................................    8

          Balanced Portfolio.......................................   14

          Conservative Portfolio...................................   20

          Portfolio management.....................................   26

       INVESTING IN THE PORTFOLIOS

          Placing orders...........................................   29

          Buying shares............................................   30

          Selling/exchanging shares................................   31

          Transaction policies.....................................   32

          Distributions and taxes..................................   36

                  ABOUT THE PORTFOLIOS

                  The portfolios in this prospectus share the same investment approach. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds(R), which are managed using indexing strategies. Each portfolio pursues a different investment goal.

                  This approach is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. Each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

                  Indexing, a strategy of tracking the performance of a given segment of the market over time, involves looking to an index to determine what securities to own. By investing in a combination of other Schwab Funds(R), the portfolios are designed to offer diversification in a single investment.

                  The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO TM
Ticker symbol   Investor Shares: SWEGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks and typically does not change its target allocation.

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.

The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market. It is the fund's policy that, under normal circumstances, it will invest at least 80% of its net assets in stock investments; typically the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

The portfolio invests mainly in other Schwab Funds(R), particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations.

2  Schwab MarketTrack All Equity Portfolio TM

                        This portfolio's exposure to a broad spectrum of U.S. and international stocks may make it an appropriate choice for long-term investors seeking a composite of U.S. and international stock market performance in a single fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's stock allocations can have an effect on returns. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock index funds. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates

                                   Schwab MarketTrack All Equity Portfolio TM  3
or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

4  Schwab MarketTrack All Equity Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

      25.06   (8.91)  (13.05) (20.45) 33.96   13.98    6.83   18.36

        99      00      01      02      03      04      05      06

BEST QUARTER: 18.54% Q2 2003
WORST QUARTER: (18.38%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                   Since
                              1 year   5 years   Inception
----------------------------------------------------------
PORTFOLIO
  Before taxes                18.36     8.96       5.35 1
  After taxes on
    distributions             17.56     8.52       4.88 1
  After taxes on
    distributions and sale
    of shares                 11.93     7.52       4.37 1

S&P 500(R) INDEX              15.79     6.19       4.41 2

1 Inception: 5/19/98.

2 From: 5/19/98.

                                   Schwab MarketTrack All Equity Portfolio TM  5

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee 1                                                          2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.44
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.30
Acquired fund fees and expenses (AFFE) 2                                  0.30
                                                                        -------
Total annual operating expenses 3                                         1.04
Less expense reduction                                                   (0.24)
                                                                        -------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.80
                                                                        -------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.50% through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $82                  $329                 $595                $1,356

6  Schwab MarketTrack All Equity Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
                                                         10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.55      10.44       9.43       7.60       9.06
                                                         -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.11       0.12       0.08       0.09       0.05
  Net realized and unrealized gains or losses               2.10       1.11       1.02       1.85      (1.32)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations           2.21       1.23       1.10       1.94      (1.27)
Less distributions:
  Dividends from net investment income                     (0.13)     (0.12)     (0.09)     (0.09)     (0.05)
  Distributions from net realized gains                       --         --         --      (0.02)     (0.14)
                                                         -----------------------------------------------------------------
Total distributions                                        (0.13)     (0.12)     (0.09)     (0.11)     (0.19)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           13.63      11.55      10.44       9.43       7.60
                                                         -----------------------------------------------------------------
Total return (%)                                           19.31      11.81      11.75      25.77     (14.40)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                  0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                                0.74       0.75       0.76       0.76       0.77
  Net investment income                                     0.89       1.07       0.83       1.10       0.58
Portfolio turnover rate                                        8         49          7         10         15
Net assets, end of period ($ X 1,000,000)                    527        463        450        427        353

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

                                   Schwab MarketTrack All Equity Portfolio TM  7

SCHWAB MARKETTRACK GROWTH PORTFOLIO TM
Ticker symbols  Investor Shares: SWHGX  P Shares: SWPGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio's volatility. The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund TM. Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations.

8  Schwab MarketTrack Growth Portfolio TM

                        By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have an effect on returns. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

                                       Schwab MarketTrack Growth Portfolio TM  9

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

10  Schwab MarketTrack Growth Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The portfolio has two share classes, which have different minimum investments, different costs and different eligibility requirements. For information on choosing a class, see the "Buying shares" section. Because the P Shares is a new share class, no performance figures are given. This information will appear in a future version of the portfolio's prospectus.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      21.00   15.17   19.36   (4.81)  (8.43)  (15.48) 27.08   11.61    5.69   15.09

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 15.70% Q4 1998
WORST QUARTER: (14.15%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES
  Before taxes                15.09     7.83       7.77
  After taxes on
    distributions             14.00     7.21       6.91
  After taxes on
    distributions and sale
    of shares                 10.00     6.43       6.31
S&P 500(R) INDEX              15.79     6.19       8.42
LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                      Schwab MarketTrack Growth Portfolio TM  11

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                  INVESTOR     P
  (% of transaction amount)                                        SHARES    SHARES
----------------------------------------------------------------------------------
Redemption fee 1                                                    2.00      None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------
Management fees                                                     0.43      0.43
Distribution (12b-1) fees                                           None      None
Other expenses                                                      0.28      0.13
Acquired fund fees and expenses (AFFE) 2                            0.28      0.28
                                                                  -----------------
Total annual operating expenses 3                                   0.99      0.84
Less expense reduction                                             (0.21)    (0.21)
                                                                  -----------------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                         0.78      0.63
                                                                  -----------------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and P Shares to 0.50% and 0.35%, respectively, through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figures are based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $80            $307           $553          $1,258
P SHARES                   $64            $260           $472          $1,083

12  Schwab MarketTrack Growth Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    16.81      15.57      14.36      12.05       13.88
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                    0.30       0.27       0.21       0.18        0.19
  Net realized and unrealized gains or losses              2.33       1.20       1.21       2.33       (1.62)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          2.63       1.47       1.42       2.51       (1.43)

Less distributions:
  Dividends from net investment income                    (0.28)     (0.23)     (0.21)     (0.20)      (0.24)
  Distributions from net realized gains                      --         --         --         --       (0.16)
                                                         -----------------------------------------------------------------
Total distributions                                       (0.28)     (0.23)     (0.21)     (0.20)      (0.40)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          19.16      16.81      15.57      14.36       12.05
                                                         -----------------------------------------------------------------
Total return (%)                                          15.83       9.48       9.94      21.18      (10.78)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                 0.50       0.50       0.50       0.50        0.50
  Gross operating expenses 1                               0.71       0.72       0.73       0.74        0.75
  Net investment income                                    1.74       1.58       1.35       1.48        1.35
Portfolio turnover rate                                       7         33          9          9          21

Net assets, end of period ($ X 1,000,000)                   602        657        614        578         510

                                                         4/6/06 2-
P SHARES                                                 10/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     18.32
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                     0.10
  Net realized and unrealized gains                         0.76
                                                         -----------------------------------------------------------------
  Total income from investment operations                   0.86
Net asset value at end of period                           19.18
                                                         -----------------------------------------------------------------
Total return (%)                                            4.69 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                  0.35 4
  Gross operating expenses 1                                0.56 4
  Net investment income                                     0.95 4
Portfolio turnover rate                                        7 3

Net assets, end of period ($ X 1,000,000)                    119

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Commencement of operations.

3 Not annualized.

4 Annualized.

                                      Schwab MarketTrack Growth Portfolio TM  13

SCHWAB MARKETTRACK BALANCED PORTFOLIO TM
Ticker symbol  Investor Shares: SWBGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments in seeking to add income and reduce the portfolio's volatility. The portfolio seeks to remain close to the target allocations of 60% stocks, 35% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
------------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the Schwab
               Small-Cap Index(R), which includes the second-largest
               1,000 U.S. publicly traded stocks as measured by market
               capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund(R). Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.

14  Schwab MarketTrack Balanced Portfolio TM

                        With a blend of asset types that modestly favors stocks, this portfolio may be appropriate for long-term investors with moderate sensitivity to risk.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

                                    Schwab MarketTrack Balanced Portfolio TM  15

Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

16  Schwab MarketTrack Balanced Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

      17.76   13.67   14.00   (1.03)  (4.40)  (9.85)  21.04    9.64    4.88   12.29

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 11.81% Q4 1998
WORST QUARTER: (9.78%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
PORTFOLIO
  Before taxes                12.29     7.10       7.36
  After taxes on
    distributions             10.90     6.21       6.25
  After taxes on
    distributions and sale
    of shares                  8.35     5.63       5.77

S&P 500(R) INDEX              15.79     6.19       8.42

LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                    Schwab MarketTrack Balanced Portfolio TM  17

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee 1                                                          2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.44
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
Acquired fund fees and expenses (AFFE) 2                                  0.35
                                                                        -------
Total annual operating expenses 3                                         1.08
Less expense reduction                                                   (0.23)
                                                                        -------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.85
                                                                        -------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.50% through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
---------------------------------------------------------------------------------
       $87                  $331                 $595                $1,350

18  Schwab MarketTrack Balanced Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
                                                         10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     15.46      14.66      13.78      12.05      13.47
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                     0.38       0.34       0.29       0.25       0.32
  Net realized and unrealized gains or losses               1.58       0.74       0.88       1.77      (1.22)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations           1.96       1.08       1.17       2.02      (0.90)

Less distributions:
  Dividends from net investment income                     (0.34)     (0.28)     (0.29)     (0.29)     (0.40)
  Distributions from net realized gains                    (0.04)        --         --         --      (0.12)
                                                         -----------------------------------------------------------------
Total distributions                                        (0.38)     (0.28)     (0.29)     (0.29)     (0.52)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           17.04      15.46      14.66      13.78      12.05
                                                         -----------------------------------------------------------------
Total return (%)                                           12.92       7.41       8.61      17.12      (7.08)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                  0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                                0.73       0.73       0.74       0.74       0.74
  Net investment income                                     2.35       2.20       2.03       1.98       2.35
Portfolio turnover rate                                        8         25         11         17         31
Net assets, end of period ($ X 1,000,000)                    534        519        541        516        462

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

                                    Schwab MarketTrack Balanced Portfolio TM  19

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO TM
Ticker symbol  Investor Shares: SWCGX P Shares: SWCPX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments in seeking to obtain long-term growth. The portfolio seeks to remain close to the target allocations of 55% bonds, 40% stocks and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION      FUND AND INDEX
-------------------------------------------------------------------------
BOND            Schwab Total Bond Market Fund TM. Seeks to track the
                Lehman Brothers U.S. Aggregate Bond Index, which includes
                a broad-based mix of U.S. investment-grade bonds with
                maturities greater than one year.
LARGE-CAP       Schwab S&P 500 Index Fund and/or Schwab Institutional
                Select(R) S&P 500 Fund. Each seeks to track the S&P 500
                Index(R), a widely recognized Index maintained by
                Standard & Poor's that includes 500 U.S. publicly traded
                stocks.
SMALL-CAP       Schwab Small-Cap Index Fund(R). Seeks to track the Schwab
                Small-Cap Index(R), which includes the second-largest
                1,000 U.S. publicly traded stocks as measured by market
                capitalization.
INTERNATIONAL   Schwab International Index Fund(R). Seeks to track the
                Schwab International Index(R), which includes 350 of the
                largest stocks (as measured by free float-adjusted market
                capitalization) that are publicly traded in developed
                securities markets outside the United States.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.

20  Schwab MarketTrack Conservative Portfolio TM

                        Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long-term and the short-term. Because it intends to maintain substantial exposure to bonds as well as stocks, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the fund to lose money if the price

                                 Schwab MarketTrack Conservative Portfolio TM 21
of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

22  Schwab MarketTrack Conservative Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The portfolio has two share classes, which have different minimum investments, different costs and different eligibility requirements. For information on choosing a class, see the "Buying shares" section. Because the P Shares is a new share class, no performance figures are given. This information will appear in a future version of the portfolio's prospectus.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]


      14.71   11.56    8.70    2.71   (0.35)  (4.02)  15.05    7.80    3.98    9.52

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 8.49% Q2 1997
WORST QUARTER: (5.26%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES
  Before taxes                 9.52     6.27       6.79
  After taxes on
    distributions              8.01     5.19       5.38
  After taxes on
    distributions and sale
    of shares                  6.45     4.77       5.04

S&P 500(R) INDEX              15.79     6.19       8.42

LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                 Schwab MarketTrack Conservative Portfolio TM 23

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                        INVESTOR     P
  (% of transaction amount)                                              SHARES    SHARES
--------------------------------------------------------------------------------------
Redemption fee 1                                                          2.00      None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------------
Management fees                                                           0.44      0.44
Distribution (12b-1) fees                                                 None      None
Other expenses                                                            0.30      0.15
Acquired fund fees and expenses (AFFE) 2                                  0.38      0.38
                                                                        -----------------
Total annual operating expenses 3                                         1.12      0.97
Less expense reduction                                                   (0.24)    (0.24)
                                                                        -----------------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.88      0.73
                                                                        -----------------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and P Shares to 0.50% and 0.35%, respectively, through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figures are based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $90            $336           $603          $1,363
P SHARES                   $75            $289           $522          $1,189

24  Schwab MarketTrack Conservative Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.42      13.09      12.53      11.37      12.22
                                                         -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                    0.42       0.36       0.34       0.29       0.40

  Net realized and unrealized gains or losses              0.92       0.32       0.57       1.16      (0.78)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          1.34       0.68       0.91       1.45      (0.38)

Less distributions:
  Dividends from net investment income                    (0.42)     (0.35)     (0.35)     (0.29)     (0.41)
  Distributions from net realized gains                   (0.01)        --         --         --      (0.06)
                                                         -----------------------------------------------------------------
  Total distributions                                     (0.43)     (0.35)     (0.35)     (0.29)     (0.47)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          14.33      13.42      13.09      12.53      11.37
                                                         -----------------------------------------------------------------
Total return (%)                                          10.13       5.24       7.38      12.98      (3.29)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                 0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                               0.74       0.75       0.75       0.75       0.76
  Net investment income                                    3.12       2.67       2.70       2.44       3.17

Portfolio turnover rate                                      11          9         10         17         32

Net assets, end of period ($ X 1,000,000)                   232        300        290        289        263

                                                         4/06/06 2-
P SHARES                                                  10/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.93
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                      0.23

  Net realized and unrealized gains                          0.35
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations            0.58

Less distributions:
  Dividends from net investment income                      (0.19)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            14.32
                                                         -----------------------------------------------------------------
Total return (%)                                             4.22 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                   0.35 4
  Gross operating expenses 1                                 0.60 4
  Net investment income                                      2.81 4

Portfolio turnover rate                                        11 3

Net assets, end of period ($ X 1,000,000)                      79

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

                                 Schwab MarketTrack Conservative Portfolio TM 25

                  PORTFOLIO MANAGEMENT

The portfolios' investment adviser, Charles Schwab Investment Management, Inc., has more than $178 billion under management.

                  The investment adviser for the portfolios is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 10/31/06).

                  As the investment adviser, the firm oversees the asset management and administration of the portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 10/31/06, these fees were 0.20% for the All Equity Portfolio, 0.22% for the Growth Portfolio, 0.21% for the Balanced Portfolio and 0.20% for the Conservative Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  A discussion regarding the basis for the Board of Trustees' approval of the portfolios' investment advisory agreement is available in the portfolios' 2006 annual report, which covers the period of 11/1/05 through 10/31/06.

                  LARRY MANO, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolios. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  CAROLINE LEE, a managing director and portfolio manager of the investment adviser, co-manages the portfolios. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

                  STEVEN HUNG, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

                  MATTHEW HASTINGS, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

                  ANDREW TIKOFSKY, PHD, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 2006 and has worked in fixed income and asset management since 1997.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each fund is available in the Statement of Additional Information.

                  INVESTING IN THE PORTFOLIOS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the portfolios. Shareholders invest in a portfolio through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the portfolios. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a portfolio's policies to buy, sell, or exchange shares of a portfolio.

Your intermediary, including Schwab, may impose different or additional conditions than the portfolios on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, portfolio choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the portfolios. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The portfolios are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a portfolio or its shareholders.

BUYING SHARES

To purchase shares of the portfolios, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A PORTFOLIO then decide how much you want to invest. Please note the P Shares that are offered by the Growth Portfolio and Conservative Portfolio are only offered to charitable giving funds and tax-advantaged retirement plans.

                       MINIMUM INITIAL INVESTMENT
--------------------------------------------------------------------------
INVESTOR SHARES        $100


P SHARES $100,000 (available only to charitable giving funds and tax-advantaged retirement plans)

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR PORTFOLIO DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your
                       portfolio or share class, as applicable.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your portfolio or share class, as applicable.


CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the portfolios. Please contact your intermediary to learn how to place orders.

30  Investing in the portfolios

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following portfolio policies:

- The portfolios may take up to seven days to pay sale proceeds.

- The portfolios reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a portfolio's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds(TM) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the portfolio and share class into which you are exchanging.

- You must obtain and read the prospectus for the portfolio into which you are exchanging prior to placing your order.

--------------------------------------------------------------------------------
THE PORTFOLIOS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a portfolio falls below the stated minimum balance requirement for the portfolio or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a portfolio's or share class' investment minimums.

- To suspend the right to sell shares back to a portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. A portfolio calculates its share price or the share price for each of its share classes, as applicable, each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a portfolio in good order on or prior to the close of the portfolio (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a portfolio receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a portfolio for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing underlying fund investments, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, the portfolios use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the portfolios should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

In order to discourage market timing, each fund's Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring. Fair value pricing and redemption fees are discussed more thoroughly in the subsequent pages of this prospectus and are considered to be key elements of the funds policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to a fund.

32  Investing in the portfolios

Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

TRADE ACTIVITY MONITORING. The fund or its service providers maintain risk-based surveillance procedures designed to detect market timing in fund shares in amounts that might be detrimental to a fund. Under these procedures, the funds have requested that service providers to the funds monitor transactional activity in amounts and frequency determined by the funds to be significant to a fund and in a pattern of activity that potentially could be detrimental to a fund. If a fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the fund by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws.

If trades are effected through a financial intermediary, the fund or its service providers will work with the intermediary to monitor possible market timing activity. The funds reserve the right to contact the intermediary to provide certain shareholder transaction information and may require the intermediary to restrict the shareholder from future purchases or exchanges in the fund. Transactions by fund shareholders investing through intermediaries may also be subject to the restrictions of the intermediary's own frequent trading policies, which may differ from those of the funds. The funds may defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies are reasonably designed to deter transactional activity in amounts and frequency that are deemed to be significant to a fund and in a pattern of activity that potentially could be detrimental to the fund. Shareholders should consult with their intermediary to determine if additional frequent trading restrictions apply to their fund transactions.

The funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason.

REDEMPTION FEES. The portfolios may impose a short-term redemption fee on any Investor Shares that are redeemed or exchanged by a shareholder within 30 days of the purchase date. The portfolios impose the redemption fees in an effort to deter short-term trading, to facilitate efficient portfolio management, to minimize the impact on portfolio performance and to offset portfolio transaction costs and other expenses. The portfolios charge a redemption fee of 2.00%. These fees may be imposed to the extent the Investor Shares redeemed exceed the number of Investor Shares that have been held more than 30 days. Each portfolio treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Portfolio shares purchased with reinvested dividends are not subject to redemption fees. Each portfolio retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange between share classes of the same fund.

As noted above, the portfolio shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the portfolios. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a portfolio or may be unwilling to collect the fees. As such, a portfolio may not be able to collect redemption fees through these intermediaries. Each portfolio notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the portfolio.

Each portfolio reserves the right to waive its redemption fee if the portfolio or its service providers believe that such waivers are consistent with the best interests of the portfolio and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the portfolio or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the portfolio. Each portfolio reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each portfolio's securities when market prices are not "readily available" or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a portfolio's portfolio holdings and the net asset value of the portfolio's shares, and

34  Investing in the portfolios
seeks to ensure that the prices at which the portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each portfolio makes fair value determinations in good faith in accordance with the portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolios invest explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

PORTFOLIO HOLDINGS INFORMATION. A description of the portfolios' policies and procedures with respect to the disclosure of the portfolios' portfolio securities is available in the portfolios' Statement of Additional Information.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the portfolios as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The portfolios expect that a portion of each portfolio's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a portfolio just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a portfolio makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Every year, each portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record, except for the Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter. During the fourth quarter of the year, typically in early November, an estimate of each portfolio's year-end distribution, if any, may be made available on the portfolio's website: www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR PORTFOLIO DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each portfolio's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the portfolio. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less; long term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a portfolio paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

36  Investing in the portfolios

NOTES

   TO LEARN MORE

   This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, contain more information about the portfolios' holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolios' managers about strategies, recent market conditions and trends and their impact on portfolio performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the portfolios, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the portfolios' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab MarketTrack Portfolios(R)          811-7704




   REG13757FLT-13

SCHWAB MARKETTRACK PORTFOLIOS(R)

PROSPECTUS
February 28, 2007
As amended October 19, 2007

                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, contain more information about the portfolios' holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolios' managers about strategies, recent market conditions and trends and their impact on portfolio performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the portfolios, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the portfolios' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab MarketTrack Portfolios(R)          811-7704




   REG13757FLD-13

SCHWAB MARKETTRACK PORTFOLIOS(R)

PROSPECTUS
February 28, 2007
As amended October 19, 2007

                                                           [CHARLES SCHWAB LOGO]